                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                  SUPPLEMENT DATED MAY 1, 2016 TO THE PROSPECTUSES DATED MAY 1, 2016, MAY 1, 2015 AND MAY 1, 2011 (AS SUPPLEMENTED)

For contracts issued on or after December 17, 2007, this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by First MetLife Investors Insurance Company ("we" or "us"): Class VA (offered between June 15, 2001 and October 7,
2011), Class C (offered between September 4, 2001 and October 7, 2011), Class XC, and the 3-year Class L. This supplement provides information in addition to that contained in the prospectuses dated May 1, 2016, May 1, 2015 and May 1, 2011 (as supplemented) for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE) -- Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

     When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten
     (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information -- Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS, AND THE GMIB MAX I RIDER) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits -- Description of the Lifetime Withdrawal Guarantee II -- Lifetime Withdrawal Guarantee and Annuitization" and Living Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit -- Enhanced Guaranteed Withdrawal Benefit and Annuitization" in the prospectus.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                         Telephone: 800-343-8496

                                                                   SUPP-MLNY0516

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 1, 2015


This supplement revises information in the prospectus dated May 1, 2015 for the Class XC variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.


1. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


2. PURCHASE


In the "PURCHASE" section under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) and the sentence after with the following:


      100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Ultra-Short Term Bond Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


      For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio and SSGA Growth ETF Portfolio.


                                                                     SUPP-NYC516

In the "PURCHASE" section under "Investment Allocation Restrictions for Certain Riders," replace the list of portfolios under Platform 1, Platform 2, Platform 3 and Platform 4 with the following:


      Platform 1:
      ----------


      Barclays Aggregate Bond Index Portfolio


      BlackRock Ultra-Short Term Bond Portfolio


      JPMorgan Core Bond Portfolio


      Met/Franklin Low Duration Total Return Portfolio


      PIMCO Inflation Protected Bond Portfolio


      PIMCO Total Return Portfolio


      Pyramis(R) Government Income Portfolio


      Western Asset Management U.S. Government Portfolio


      Platform 2:
      ----------


      AB Global Dynamic Allocation Portfolio


      Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      American Funds(R) Balanced Allocation Portfolio


      American Funds(R) Growth Allocation Portfolio


      American Funds(R) Growth Portfolio


      American Funds(R) Moderate Allocation Portfolio


      AQR Global Risk Balanced Portfolio


      Baillie Gifford International Stock Portfolio


      BlackRock Global Tactical Strategies Portfolio


      BlackRock High Yield Portfolio


      ClearBridge Aggressive Growth Portfolio


      Harris Oakmark International Portfolio


      Invesco Balanced-Risk Allocation Portfolio


      Invesco Comstock Portfolio

      Jennison Growth Portfolio


      JPMorgan Global Active Allocation Portfolio


      Loomis Sayles Global Markets Portfolio


      MetLife Multi-Index Targeted Risk Portfolio


      MetLife Stock Index Portfolio


      Met/Wellington Core Equity Opportunities Portfolio


      MFS(R) Research International Portfolio


      MFS(R) Value Portfolio


      MSCI EAFE(R) Index Portfolio


      PanAgora Global Diversified Risk Portfolio


      Pyramis(R) Managed Risk Portfolio


      Schroders Global Multi-Asset Portfolio


      SSGA Growth and Income ETF Portfolio


      SSGA Growth ETF Portfolio


      T. Rowe Price Large Cap Growth Portfolio


      T. Rowe Price Large Cap Value Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio


      Platform 3:
      ----------


      Frontier Mid Cap Growth Portfolio


      Goldman Sachs Mid Cap Value Portfolio


      Invesco Mid Cap Value Portfolio


      Met/Artisan Mid Cap Value Portfolio


      MetLife Mid Cap Stock Index Portfolio


      T. Rowe Price Mid Cap Growth Portfolio


      Platform 4:
      ----------


      Clarion Global Real Estate Portfolio


      Invesco Small Cap Growth Portfolio

      Met/Dimensional International Small Company Portfolio


      Met/Aberdeen Emerging Markets Equity Portfolio


      Met/Eaton Vance Floating Rate Portfolio


      Met/Templeton International Bond Portfolio


      MetLife Small Cap Value Portfolio


      Neuberger Berman Genesis Portfolio


      Russell 2000(R) Index Portfolio


      Van Eck Global Natural Resources Portfolio


3. INVESTMENT OPTIONS


Replace the list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, add the following disclosure after the fourth paragraph:


      The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) MetLife Balanced Plus Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


      Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


      If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


In the "INVESTMENT OPTIONS" section under "Dollar Cost Averaging - Standard Dollar Cost Averaging (DCA)," replace the first paragraph with the following:


      This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment (including Purchase Payment Credits applied to your contract) or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


In the "INVESTMENT OPTIONS" section under "Dollar Cost Averaging - Enhanced Dollar Cost Averaging (EDCA)," replace the last paragraph with the following:


      If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise.


4. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:


      FIXED ANNUITY PAYMENTS

      The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option. Current Annuity Option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.


5. LIVING BENEFITS


In the "LIVING BENEFITS" section under "Description of the Lifetime Withdrawal Guarantee I - Investment Allocation Restrictions," replace the list of portfolios with the following:


      (a) the AB Global Dynamic Allocation Portfolio


      (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) the American Funds(R) Balanced Allocation Portfolio


      (d) the American Funds(R) Growth Allocation Portfolio


      (e) the American Funds(R) Moderate Allocation Portfolio


      (f) the AQR Global Risk Balanced Portfolio


      (g) the Barclays Aggregate Bond Index Portfolio


      (h) the BlackRock Global Tactical Strategies Portfolio


      (i) the BlackRock Ultra-Short Term Bond Portfolio


      (j) the Invesco Balanced-Risk Allocation Portfolio


      (k) the JPMorgan Global Active Allocation Portfolio


      (l) the MetLife Asset Allocation 20 Portfolio


      (m) the MetLife Asset Allocation 40 Portfolio


      (n) the MetLife Asset Allocation 60 Portfolio


      (o) the MetLife Asset Allocation 80 Portfolio


      (p) the MetLife Balanced Plus Portfolio


      (q) the MetLife Multi-Index Targeted Risk Portfolio

      (r) the PanAgora Global Diversified Risk Portfolio


      (s) the Pyramis(R) Government Income Portfolio


      (t) the Pyramis(R) Managed Risk Portfolio


      (u) the Schroders Global Multi-Asset Portfolio


      (v) the SSGA Growth and Income ETF Portfolio


      (w) the SSGA Growth ETF Portfolio


6. OTHER INFORMATION


In the "OTHER INFORMATION" section under "First MetLife Investors," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section under "Selling Firms," add the following paragraph:


      On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MetLife Securities will no longer be affiliated with First MetLife Investors Insurance Company.


In the "OTHER INFORMATION" section under "Requests and Elections," metlifeinvestors.com is replaced with metlife.com.


7. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.

8. APPENDIX A


Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:


      Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (closed effective May 1, 2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).


      Effective as of May 1, 2016:


      o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


      o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and


      o  Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class
         E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


9. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.54%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio             --           0.55%       0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Goldman Sachs Mid Cap Value Portfolio        0.71%         0.25%        0.04%

 Harris Oakmark International Portfolio        0.77%         0.25%       0.06%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 Invesco Small Cap Growth Portfolio            0.85%         0.25%       0.02%

 JPMorgan Core Bond Portfolio                 0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation             0.72%         0.25%       0.06%
  Portfolio

 Loomis Sayles Global Markets Portfolio       0.70%         0.25%        0.08%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio

 Met/Eaton Vance Floating Rate Portfolio      0.60%         0.25%        0.07%

 Met/Franklin Low Duration Total Return        0.49%         0.25%       0.05%
  Portfolio

 Met/Templeton International Bond             0.60%         0.25%        0.13%
  Portfolio

 MetLife Asset Allocation 100 Portfolio        0.07%         0.25%       0.01%

 MetLife Balanced Plus Portfolio              0.24%         0.25%         --




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio           0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies        0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio               0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Goldman Sachs Mid Cap Value Portfolio         --        1.00%           --          1.00%

 Harris Oakmark International Portfolio         --        1.08%         0.02%         1.06%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio             --        1.12%         0.02%         1.10%

 JPMorgan Core Bond Portfolio                  --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation              --        1.03%         0.04%         0.99%
  Portfolio

 Loomis Sayles Global Markets Portfolio        --        1.03%           --          1.03%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio

 Met/Eaton Vance Floating Rate Portfolio       --        0.92%           --          0.92%

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio

 Met/Templeton International Bond              --        0.98%           --          0.98%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio             0.42%       0.91%         0.00%         0.91%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 MetLife Multi-Index Targeted Risk             0.17%         0.25%       0.02%
  Portfolio

 MetLife Small Cap Value Portfolio            0.75%         0.25%        0.02%

 MFS(R) Research International Portfolio       0.69%         0.25%       0.07%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.60%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%       0.15%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%       0.03%

 Pyramis(R) Managed Risk Portfolio            0.45%         0.25%        0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%       0.08%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%         --

 SSGA Growth ETF Portfolio                     0.32%         0.25%       0.02%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio        0.75%         0.25%       0.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock           0.79%         0.25%       0.07%
  Portfolio

 Barclays Aggregate Bond Index Portfolio      0.25%         0.30%        0.03%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%       0.03%
  Portfolio

 Frontier Mid Cap Growth Portfolio            0.71%         0.25%        0.03%

 Jennison Growth Portfolio                     0.60%         0.25%       0.02%

 Met/Artisan Mid Cap Value Portfolio          0.81%         0.25%        0.03%

 Met/Dimensional International Small           0.81%         0.25%       0.14%
  Company Portfolio

 Met/Wellington Core Equity                   0.70%         0.25%        0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.09%         0.25%       0.02%

 MetLife Asset Allocation 40 Portfolio        0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio         0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio        0.05%         0.25%         --

 MetLife Mid Cap Stock Index Portfolio         0.25%         0.30%       0.04%

 MetLife Stock Index Portfolio                0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                        0.70%         0.25%       0.02%

 MSCI EAFE(R) Index Portfolio                 0.30%         0.30%        0.10%

 Neuberger Berman Genesis Portfolio            0.81%         0.25%       0.03%

 Russell 2000(R) Index Portfolio              0.25%         0.30%        0.06%

 T. Rowe Price Large Cap Growth                0.60%         0.25%       0.02%
  Portfolio

 Van Eck Global Natural Resources             0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic            0.59%         0.25%       0.04%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.02%
  U.S. Government Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 MetLife Multi-Index Targeted Risk            0.22%       0.66%           --          0.66%
  Portfolio

 MetLife Small Cap Value Portfolio           0.07%       1.09%         0.00%         1.09%

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 PanAgora Global Diversified Risk            0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio           0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio        0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio       --        0.84%           --          0.84%

 T. Rowe Price Mid Cap Growth Portfolio         --        1.03%           --          1.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock            --        1.11%         0.12%         0.99%
  Portfolio

 Barclays Aggregate Bond Index Portfolio       --        0.58%         0.01%         0.57%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 Frontier Mid Cap Growth Portfolio             --        0.99%         0.02%         0.97%

 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Met/Artisan Mid Cap Value Portfolio           --        1.09%           --          1.09%

 Met/Dimensional International Small            --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                    --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio       0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio        0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio       0.65%       0.95%           --          0.95%

 MetLife Mid Cap Stock Index Portfolio        0.01%       0.60%         0.00%         0.60%

 MetLife Stock Index Portfolio                 --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                         --        0.97%         0.14%         0.83%

 MSCI EAFE(R) Index Portfolio                0.01%       0.71%         0.00%         0.71%

 Neuberger Berman Genesis Portfolio             --        1.09%         0.01%         1.08%

 Russell 2000(R) Index Portfolio             0.01%       0.62%         0.00%         0.62%

 T. Rowe Price Large Cap Growth                 --        0.87%         0.02%         0.85%
  Portfolio

 Van Eck Global Natural Resources              --        1.06%         0.01%         1.05%
  Portfolio

 Western Asset Management Strategic             --        0.88%         0.04%         0.84%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.74%         0.01%         0.73%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment

Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R) Emerging Markets Equity Portfolio)

     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     Met/Templeton International Bond Portfolio (Class B)#

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MetLife Small Cap Value Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     Met/Wellington Core Equity Opportunities Portfolio (Class B)

     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


 # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Goldman Sachs Mid Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.



             INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -------------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio (Class B)         Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           MetLife Advisers, LLC; Capital Research
 (Class C)                                    and Management Company
 American Funds(R) Moderate Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     MetLife Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Goldman Sachs Mid Cap Value Portfolio        MetLife Advisers, LLC
 (Class B)                                    Subadviser: Goldman Sachs Asset
                                              Management, L.P.
 Harris Oakmark International Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Met/Aberdeen Emerging Markets Equity        Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Eaton Vance Floating Rate Portfolio     Seeks a high level of current income.
 (Class B)
 Met/Franklin Low Duration Total Return      Seeks a high level of current income, while
 Portfolio (Class B)                         seeking preservation of shareholders' capital.
 Met/Templeton International Bond            Seeks current income with capital
 Portfolio (Class B)#                        appreciation and growth of income.
 MetLife Asset Allocation 100 Portfolio      Seeks growth of capital.
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   Seeks a balance between a high level of
                                             current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MetLife Small Cap Value Portfolio           Seeks long-term capital appreciation.
 (Class B)
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
 (Class B)                                   preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
 (Class B)                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 Barclays Aggregate Bond Index Portfolio     Seeks to track the performance of the
 (Class G)                                   Barclays U.S. Aggregate Bond Index.
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock     consistent with preservation of capital.
 Money Market Portfolio)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Met/Aberdeen Emerging Markets Equity        MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)        Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)          Limited
 Met/Eaton Vance Floating Rate Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Eaton Vance Management
 Met/Franklin Low Duration Total Return      MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Franklin Advisers, Inc.
 Met/Templeton International Bond            MetLife Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Franklin Advisers, Inc.
 MetLife Asset Allocation 100 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   MetLife Advisers, LLC
                                             Subadviser: Overlay Portion: Pacific
                                             Investment Management Company LLC
 MetLife Multi-Index Targeted Risk           MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MetLife Small Cap Value Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital Management
                                             Incorporated (formerly Third Avenue
                                             Management LLC)
 MFS(R) Research International Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 PanAgora Global Diversified Risk            MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio (Class B)      MetLife Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        MetLife Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 Barclays Aggregate Bond Index Portfolio     MetLife Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 BlackRock Ultra-Short Term Bond             MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock     Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Met/Artisan Mid Cap Value Portfolio         Seeks long-term capital growth.
 (Class B)
 Met/Dimensional International Small         Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                  Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 MetLife Asset Allocation 20 Portfolio       Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio       Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 MetLife Asset Allocation 60 Portfolio       Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio       Seeks growth of capital.
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 MSCI EAFE(R) Index Portfolio (Class G)      Seeks to track the performance of the MSCI
                                             EAFE(R) Index.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 Russell 2000(R) Index Portfolio (Class G)   Seeks to track the performance of the Russell
                                             2000(R) Index.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 Van Eck Global Natural Resources            Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Frontier Mid Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Met/Artisan Mid Cap Value Portfolio         MetLife Advisers, LLC
 (Class B)                                   Subadviser: Artisan Partners Limited
                                             Partnership
 Met/Dimensional International Small         MetLife Advisers, LLC
 Company Portfolio (Class B)                 Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                  MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 MetLife Asset Allocation 20 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 60 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       MetLife Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            MetLife Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MSCI EAFE(R) Index Portfolio (Class G)      MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 Neuberger Berman Genesis Portfolio          MetLife Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 Russell 2000(R) Index Portfolio (Class G)   MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 T. Rowe Price Large Cap Growth Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Van Eck Global Natural Resources            MetLife Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    MetLife Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

 # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")